SHAREBASED COMPENSATION (Details 2)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Statement [Line Items]
Weighted average remaining contractual life	3 years 3 days
Stock options outstanding	9,449,895	15,077,243	13,827,243
Stock options outstanding, weighted average exercise price, beginning	$ 0.86	$ 0.67	$ 0.75
$0.25 to $0.49
Statement [Line Items]
Weighted average remaining contractual life	3 years 2 months 15 days
Stock options outstanding	2,354,500
Stock options outstanding, weighted average exercise price, beginning	$ 0.45
Range of Exercise Prices per Share Minimum	0.25
Range of Exercise Prices per Share Maximum	$ 0.49
$0.50 to $0.74
Statement [Line Items]
Weighted average remaining contractual life	1 year 8 months 8 days
Stock options outstanding	3,054,395
Stock options outstanding, weighted average exercise price, beginning	$ 0.64
Range of Exercise Prices per Share Minimum	0.50
Range of Exercise Prices per Share Maximum	$ 0.74
$0.75 to $0.99
Statement [Line Items]
Weighted average remaining contractual life	2 months 8 days
Stock options outstanding	331,000
Stock options outstanding, weighted average exercise price, beginning	$ 0.85
Range of Exercise Prices per Share Minimum	0.75
Range of Exercise Prices per Share Maximum	$ 0.99
$1.00 to $1.49
Statement [Line Items]
Weighted average remaining contractual life	1 year 3 months 10 days
Stock options outstanding	3,606,000
Stock options outstanding, weighted average exercise price, beginning	$ 1.28
Range of Exercise Prices per Share Minimum	1.00
Range of Exercise Prices per Share Maximum	$ 1.49
$1.50 to $1.99
Statement [Line Items]
Weighted average remaining contractual life	4 years 2 months 12 days
Stock options outstanding	0
Stock options outstanding, weighted average exercise price, beginning	$ 0
Range of Exercise Prices per Share Minimum	1.50
Range of Exercise Prices per Share Maximum	$ 1.99
$2.00 to $2.49
Statement [Line Items]
Weighted average remaining contractual life	4 years 10 months 13 days
Stock options outstanding	104,000
Stock options outstanding, weighted average exercise price, beginning	$ 2.29
Range of Exercise Prices per Share Minimum	2.00
Range of Exercise Prices per Share Maximum	$ 2.49